RELATED PARTY TRANSACTIONS - Seatankers Management Co, United Freight Carriers, Capesize Chartering (Details)	1 Months Ended	3 Months Ended	6 Months Ended
	Mar. 31, 2017 USD ($)	Jun. 30, 2017 USD ($) vessel	Jun. 30, 2017 USD ($) vessel $ / d	Jun. 30, 2016 USD ($) vessel $ / d	Jun. 30, 2015 USD ($)
Seatankers Management Co., Ltd
Related Party Transaction [Line Items]
Revenue from related parties			$ 478,000	$ 474,000
United Freight Carriers LLC
Related Party Transaction [Line Items]
Revenue from related parties			0	150,000
CCL
Related Party Transaction [Line Items]
Pool earnings			$ 2,794,000	$ 330,000
Dry Bulk Carriers | Seatankers Management Co., Ltd
Related Party Transaction [Line Items]
Number of vessels under commercial managment | vessel		22,000	22,000	21,000
Commercial management fee revenue (in dollars per day) | $ / d			125	125
Management And Administration | United Freight Carriers LLC
Related Party Transaction [Line Items]
Revenue from related parties				$ 0	$ 200,000.0
Number of vessels acquired | Hemen Holdings Ltd [Domain]
Related Party Transaction [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired	$ 2	$ 2	$ 2